Summary of Significant Accounting Policies - Additional Information (Q1) (Details)	3 Months Ended			12 Months Ended
	Mar. 31, 2024 USD ($) segment shares	Mar. 31, 2023 USD ($)		Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($) financialInstitutions	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 shares	Dec. 31, 2023	Dec. 31, 2023 segment	Dec. 31, 2023 financialInstitutions	Jul. 16, 2021 $ / shares	Jun. 16, 2021 $ / shares shares	Dec. 31, 2020 USD ($)
Accounting Policies [Line Items]
Allowance of bad debt	$ 6,596,000	$ 11,822,000			$ 12,232,000	$ 5,169,000	$ 8,748,000							$ 857,000
Equity securities without readily determinable fair value	0				3,500,000		0
Impairment loss	0	0		$ 3,500,000	3,000,000	0
Asset impairment charges	0	0		24,403,000	4,317,000	2,372,000
Capitalized software costs, net	24,200,000						23,100,000
Capitalized computer software, accumulated amortization	2,500,000	1,500,000			5,100,000		12,900,000
Lease costs, net	2,200,000	2,200,000		8,846,000	9,074,000	11,534,000
Contra rent expense	$ 500,000	500,000		2,200,000	1,900,000	200,000
Tax receivable agreement liabilities as percent of expected benefit	85.00%								85.00%
Tax receivable agreement, percent recorded in additional paid-in capital	15.00%								15.00%
Tax receivable agreement, liability	$ 2,300,000						$ 1,800,000
Change in tax receivable agreement liability	(543,000)	(100,000)	[1],[2]	(1,256,000)	142,352,000	0
Sales discount	2,302,000	3,494,000	[1]	12,527,000	15,407,000	7,938,000
Advertising expense	$ 2,500,000	1,000,000		$ 11,800,000	14,400,000	17,700,000
Requisite service period	2 years			2 years
Defined contribution cost	$ 500,000	600,000		$ 2,300,000	2,400,000	1,500,000
Provision for income taxes	$ 9,000	0	[1]	$ 93,000	$ 179,077,000	(601,000)
Number of operating segments | segment	1			1
Number of reportable segments | segment	1			1
Number of financial institutions with cash balance exceeding FDIC limit	4				4					4	5
Sales Discount
Accounting Policies [Line Items]
Sales discount	$ 200,000	$ 1,100,000		$ 4,200,000	$ 4,500,000	$ 2,600,000
Maximum
Accounting Policies [Line Items]
Employer matching contribution, percent of match	3.50%			3.50%
Public Warrants
Accounting Policies [Line Items]
Origination warrants (in shares) | shares	12,499,993							12,499,993
Warrants outstanding (in shares) | shares	12,499,973							12,499,973
Private warrants1
Accounting Policies [Line Items]
Origination warrants (in shares) | shares	7,000,000							7,000,000
Warrants outstanding (in shares) | shares	7,000,000							7,000,000
Class A Common Stock, $0.0001 par value per share
Accounting Policies [Line Items]
Right to purchase shares (in shares) | shares								1					1
Exercise price of warrant (in dollars per share) | $ / shares												$ 11.5	$ 11.5
Minimum requirement for cash settlement as percent of stockholders													50.00%
Payment to continuing members as percent of amount of tax benefit	85.00%								85.00%
Computer equipment
Accounting Policies [Line Items]
Property and equipment, useful life	3 years			3 years
Furniture and fixtures
Accounting Policies [Line Items]
Property and equipment, useful life	7 years			7 years
Software technology
Accounting Policies [Line Items]
Property and equipment, useful life	3 years			3 years
Enhancements
Accounting Policies [Line Items]
Property and equipment, useful life	3 years			3 years

[1]	For the three months ended March 31, 2023, net revenues and general and administrative expenses have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.
[2]	For the three months ended March 31, 2023, provision (benefit) for credit losses and change in accounts receivable have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.